Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure Text Block

Note 40 – Income taxes

The components of income tax (benefit) expense for the years ended December 31, are summarized in the following table.

(In thousands)	2013	2012	2011
Current income tax expense:
Puerto Rico	$27,118	$108,090	$107,343
Federal and States	10,309	998	1,722
Subtotal	37,427	109,088	109,065
Deferred income tax (benefit) expense:
Puerto Rico	(90,796)	(138,632)	(99,636)
Federal and States	(491)	3,141	2,211
Adjustment for enacted changes in income tax laws	(197,467)	-	103,287
Subtotal	(288,754)	(135,491)	5,862
Total income tax (benefit) expense	$(251,327)	$(26,403)	$114,927

The reasons for the difference between the income tax (benefit) expense applicable to income before provision for income taxes and the amount computed by applying the statutory tax rate in Puerto Rico, were as follows:

	2013		2012		2011
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$135,720	39%	$65,662	30%	$79,876	30%
Benefit of net tax exempt interest income	(36,993)	(11)	(25,540)	(12)	(31,379)	(12)
Effect of income subject to preferential
tax rate [1]	(137,793)	(40)	(78,132)	(36)	(1,852)	(1)
Deferred tax asset valuation allowance	(32,990)	(9)	166	-	7,192	3
Non-deductible expenses	32,115	9	23,093	11	21,756	8
Difference in tax rates due to multiple
jurisdictions	(12,029)	(3)	(6,034)	(3)	(8,555)	(3)
Initial adjustment in deferred tax due to
change in tax rate	(197,467)	(57)	-	-	103,287	39
Recognition of tax benefits from previous
years [2]	-	-	-	-	(53,615)	(20)
Unrecognized tax benefits	(7,727)	(2)	(8,985)	(4)	(5,160)	(2)
Others	5,837	2	3,367	2	3,377	1
Income tax (benefit) expense	$(251,327)	(72)%	$(26,403)	(12)%	$114,927	43%

[1] Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012, the tax expense related to a gain on the sale of EVERTEC shares and income from investments in subsidiaries subject to preferential tax rates.

[2] Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.

The results for the year ended December 31, 2013 reflect a tax benefit of $197.5 million, and a corresponding increase in the net deferred tax assets of the Puerto Rico operations as a result of the increase in the marginal tax rate from 30% to 39%. On June 30, 2013 the Governor of Puerto Rico signed Act Number 40 which includes several amendments to the Puerto Rico Internal Revenue Code. Among the most significant changes applicable to corporations was the increase in the marginal tax rate from 30% to 39% effective for taxable years beginning after December 31, 2012. In addition, the Corporation recorded an income tax benefit of $146.4 million in connection with the loss generated on the Puerto Rico operations by the sales of non-performing assets that took place during the year 2013 and a tax expense of $23.7 million related to the gain realized on the sale of a portion of EVERTEC's shares which was taxable at a preferential tax rate according to Act Number 73 of May 28, 2008, known as “Economic Incentives Act for the Development of Puerto Rico”.

The results for the year ended December 31, 2012 reflect a tax benefit of $72.9 million recorded during the second quarter, related to the reduction of the deferred tax liability on the estimated gains for tax purposes related to the loans acquired from Westernbank (the “Acquired Loans”). In June 2012, the Puerto Rico Department of the Treasury (the “P.R. Treasury”) and the Corporation entered into a Closing Agreement (the “Closing Agreement”) to clarify that the Acquired Loans are a capital asset and any gain resulting from such loans will be taxed at the capital gain tax rate of 15% instead of the ordinary income tax rate of 30%, thus reducing the deferred tax liability on the estimated gain and recognizing an income tax benefit for accounting purposes.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Significant components of the Corporation's deferred tax assets and liabilities at December 31 were as follows:

(In thousands)	December 31, 2013	December 31, 2012
Deferred tax assets:
Tax credits available for carryforward	$8,195	$2,666
Net operating loss and other carryforward available	1,269,523	1,201,174
Postretirement and pension benefits	51,742	97,276
Deferred loan origination fees	7,718	6,579
Allowance for loan losses	760,956	592,664
Deferred gains	9,313	10,528
Accelerated depreciation	7,577	6,699
Intercompany deferred gains	3,235	3,891
Other temporary differences	34,443	31,864
Total gross deferred tax assets	2,152,702	1,953,341
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,938	37,281
Difference in outside basis between financial and tax reporting on sale of a business	349	6,400
FDIC-assisted transaction	79,381	53,351
Unrealized net gain on trading and available-for-sale securities	3,822	51,002
Deferred loan origination costs	554	3,459
Other temporary differences	13,038	10,142
Total gross deferred tax liabilities	135,082	161,635
Valuation allowance	1,257,977	1,260,542
Net deferred tax asset	$759,643	$531,164

The net deferred tax asset shown in the table above at December 31, 2013 is reflected in the consolidated statements of financial condition as $ 762 million in net deferred tax assets (in the “other assets” caption) (2012 - $ 541 million in deferred tax asset in the “other assets” caption) and $2 million in deferred tax liabilities (in the “other liabilities” caption) (2012 - $10 million in deferred tax liabilities in the “other liabilities” caption), reflecting the aggregate deferred tax assets or liabilities of individual tax-paying subsidiaries of the Corporation.

Included as part of the other carryforwards available are $47.2 million related to contributions to Banco Popular de Puerto Rico qualified pension plan and $61.1 million of other net operating loss carryforwards (“NOLs”) primarily related to the loss on sale of non-performing assets that have no expiration date since they were realize through a single member limited liability company. Additionally, the deferred tax asset related to the NOLs outstanding at December 31, 2013 expires as follows:

(In thousands)
2016	$7,263
2017	8,542
2018	14,722
2019	1
2020	757
2021	375
2022	970
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	136,657
2032	25,043
2033	1,057
$1,161,196

A deferred tax asset should be reduced by a valuation allowance if based on the weight of all available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or the entire deferred tax asset will not be realized. The valuation allowance should be sufficient to reduce the deferred tax asset to the amount that is more likely than not to be realized. The determination of whether a deferred tax asset is realizable is based on weighting all available evidence, including both positive and negative evidence. The realization of deferred tax assets, including carryforwards and deductible temporary differences, depends upon the existence of sufficient taxable income of the same character during the carryback or carryforward period. The analysis considers all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in prior carryback years and tax-planning strategies.

The Corporation recorded a valuation allowance in the year 2008 since in consideration of the requirement of ASC 740 management considered that it is more likely than not that all of the U.S. operation deferred tax asset will not be realized. For purposes of assessing the realization of the deferred tax assets in the U.S. mainland management evaluates and weights all available positive and negative evidence. The Corporation's U.S. mainland operations are no longer in a cumulative loss position for the three-year period ended December 31, 2013 taking into account taxable income exclusive of reversing temporary differences. This represents positive evidence within management's evaluation. The assessment as of December 31, 2013 considers the book income for 2013 and excludes the loss recorded during the fourth quarter of 2010, which previously drove the cumulative loss position. The book income for 2013 was significantly impacted by a reversal of the loan loss provision due to the improved credit quality of the loan portfolios. However, the U.S. mainland operations did not report taxable income for any of the three years evaluated. Future realization of the deferred tax assets ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under the tax law. The lack of taxable income together with the uncertainties regarding future performance represents strong negative evidence within management's evaluation. After weighting of all positive and negative evidence management concluded, as of the reporting date, that it is more likely than not that the Corporation will not be able to realize any portion of the deferred tax assets, considering the criteria of ASC Topic 740.

At December 31, 2013, the Corporation's net deferred tax assets related to its Puerto Rico operations amounted to $790 million

The Corporation's Puerto Rico Banking operation is not in a cumulative three year loss position and has sustained profitability during the years 2012 and 2013, exclusive of the loss generated on the sales of non performing assets that took place in 2013 which is not a continuing condition of the operations. This is considered a strong piece of objectively verifiable positive evidence that out weights any negative evidence considered by management in the evaluation of the realization of the deferred tax asset. Based on this evidence, the Corporation has concluded that it is more likely than not that such net deferred tax asset of the Puerto Rico operations will be realized.

Under the Puerto Rico Internal Revenue Code, the Corporation and its subsidiaries are treated as separate taxable entities and are not entitled to file consolidated tax returns. The Code provides a dividends-received deduction of 100% on dividends received from “controlled” subsidiaries subject to taxation in Puerto Rico and 85% on dividends received from other taxable domestic corporations.

The Corporation's federal income tax provision for 2013 was $4.4 million (2012 – $4.4 million; 2011 – $ 1.1 million). The intercompany settlement of taxes paid is based on tax sharing agreements which generally allocate taxes to each entity based on a separate return basis.

The following table presents a reconciliation of unrecognized tax benefits.

(In millions)
Balance at January 1, 2012	$19.5
Additions for tax positions related to 2012	1.1
Reduction for tax positions of current year	(0.2)
Reduction as a result of lapse of statute of limitations	(6.3)
Reduction for tax positions of prior years	(0.7)
Balance at December 31, 2012	$13.4
Additions for tax positions related to 2013	1.2
Additions for tax positions taken in prior years	0.9
Reduction as a result of lapse of statute of limitations	(5.7)
Balance at December 31, 2013	$9.8

At December 31, 2013, the total amount of interest recognized in the statement of financial condition approximated $3.6 million (2012 - $4.3 million). The total interest expense recognized during 2013 was $1.4 million (2012 - $1.2 million). Management determined that, as of December 31, 2013 and 2012, there was no need to accrue for the payment of penalties. The Corporation's policy is to report interest related to unrecognized tax benefits in income tax expense, while the penalties, if any, are reported in other operating expenses in the consolidated statements of operations.

After consideration of the effect on U.S. federal tax of unrecognized U.S. state tax benefits, the total amount of unrecognized tax benefits, including U.S. and Puerto Rico that, if recognized, would affect the Corporation's effective tax rate, was approximately $11.9 million at December 31, 2013 (2012 - $16.9 million).

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons including adding amounts for current tax year positions, expiration of open income tax returns due to the statute of limitations, changes in management's judgment about the level of uncertainty, status of examinations, litigation and legislative activity, and the addition or elimination of uncertain tax positions.

The Corporation and its subsidiaries file income tax returns in Puerto Rico, the U.S. federal jurisdiction, various U.S. states and political subdivisions, and foreign jurisdictions. As of December 31, 2013, the following years remain subject to examination: U.S. Federal jurisdiction – 2010 through 2013 and Puerto Rico – 2009 through 2013. The Corporation anticipates a reduction in the total amount of unrecognized tax benefits within the next 12 months, which could amount to approximately $7.6 million.

	2013		2012		2011
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$135,720	39%	$65,662	30%	$79,876	30%
Benefit of net tax exempt interest income	(36,993)	(11)	(25,540)	(12)	(31,379)	(12)
Effect of income subject to preferential
tax rate [1]	(137,793)	(40)	(78,132)	(36)	(1,852)	(1)
Deferred tax asset valuation allowance	(32,990)	(9)	166	-	7,192	3
Non-deductible expenses	32,115	9	23,093	11	21,756	8
Difference in tax rates due to multiple
jurisdictions	(12,029)	(3)	(6,034)	(3)	(8,555)	(3)
Initial adjustment in deferred tax due to
change in tax rate	(197,467)	(57)	-	-	103,287	39
Recognition of tax benefits from previous
years [2]	-	-	-	-	(53,615)	(20)
Unrecognized tax benefits	(7,727)	(2)	(8,985)	(4)	(5,160)	(2)
Others	5,837	2	3,367	2	3,377	1
Income tax (benefit) expense	$(251,327)	(72)%	$(26,403)	(12)%	$114,927	43%

[1] Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012, the tax expense related to a gain on the sale of EVERTEC shares and income from investments in subsidiaries subject to preferential tax rates.

[2] Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.